Cost of sales (before impairment of non-current assets) (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about cost of sales of non current assets [line Items]
Total Variable Costs		$ 29,838,341	$ 26,567,933	$ 24,960,115
Total Fixed Costs		11,346,038	10,340,392	9,291,308
Cost of sales		41,184,379	36,908,325	34,251,423
Varible costs [member]
Disclosure of detailed information about cost of sales of non current assets [line Items]
Imported products	[1]	11,809,529	11,637,419	12,049,477
Purchases of hydrocarbons - ANH	[2]	5,667,567	4,338,576	3,178,199
Depreciation, amortization and depletion		5,064,518	5,765,186	5,333,245
Purchases of crude in association and concession		3,820,746	2,240,704	1,517,829
Process materials		968,884	889,122	608,535
Hydrocarbon transport services		696,964	665,714	783,307
Electric energy		662,297	561,424	618,675
Purchases of other products and gas		632,509	488,056	519,884
Taxes and contributions	[3]	441,207	449,959	478,332
Others	[4]	(186,087)	(663,916)	(432,694)
Services contracted in associations		260,207	195,689	305,326
Fixed costs [member]
Disclosure of detailed information about cost of sales of non current assets [line Items]
Hydrocarbon transport services		261,237	333,671	157,463
Taxes and contributions	[3]	393,690	343,505	391,032
Depreciation and amortization		2,555,176	2,366,849	2,050,739
Maintenance		2,260,984	2,038,970	1,998,128
Labor cost		2,105,803	1,815,213	1,571,511
Services contracted		1,796,354	1,414,056	1,083,176
Services contracted in associations		1,040,221	1,008,336	1,260,470
Materials and operating supplies		565,601	468,205	333,258
General costs		$ 366,972	$ 551,587	$ 445,531

[1]	Imported products correspond mainly to diesel fuel and diluent to facilitate the transport of heavy crude oil.
[2]	Corresponds to purchases of crude oil by Ecopetrol from the National Hydrocarbons Agency (ANH) derived from national production, both of the Ecopetrol Business Group in direct operation and of third parties.
[3]	Includes gas royalties paid and carbon tax.
[4]	Corresponds to the capitalization of the inventory, product of the costing and valuation process, since the concepts that make up the cost of sales are recognized for the entire amount incurred.